Condensed Consolidated and Combined Statements of Changes in Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In-Capital	Retained Earnings	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2020	$ 12,714				$ 12,644	$ 70
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,460				1,460
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(280)					(280)
Defined benefit pension	10					10
Total other comprehensive income (loss), net of tax	(270)					(270)
Net transfers to 3M	(1,845)				(1,845)
Ending balance at Dec. 31, 2021	12,059				12,259	(200)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,343				1,343
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(331)					(331)
Defined benefit pension	34					34
Total other comprehensive income (loss), net of tax	(297)					(297)
Net transfers to 3M	(1,363)				(1,363)
Ending balance (in shares) at Dec. 31, 2022		0
Ending balance at Dec. 31, 2022	11,742	$ 0	$ 0	$ 0	12,239	(497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,074				1,074
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(44)					(44)
Defined benefit pension	0
Cash flow hedging	0
Total other comprehensive income (loss), net of tax	(44)					(44)
Net transfers to 3M	(1,190)				(1,190)
Ending balance (in shares) at Sep. 30, 2023		0
Ending balance at Sep. 30, 2023	11,582	$ 0	0	0	12,123	(541)
Beginning balance (in shares) at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022	11,742	$ 0	0	0	12,239	(497)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,346				1,346
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	157					157
Defined benefit pension	(33)					(33)
Total other comprehensive income (loss), net of tax	124					124
Net transfers to 3M	(1,546)				(1,582)	36
Ending balance (in shares) at Dec. 31, 2023		0
Ending balance at Dec. 31, 2023	11,666	$ 0	0	0	12,003	(337)
Beginning balance (in shares) at Jun. 30, 2023		0
Beginning balance at Jun. 30, 2023	11,729	$ 0	0	0	12,136	(407)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	460				460
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(134)					(134)
Defined benefit pension	0
Cash flow hedging	0
Total other comprehensive income (loss), net of tax	(134)					(134)
Net transfers to 3M	(473)				(473)
Ending balance (in shares) at Sep. 30, 2023		0
Ending balance at Sep. 30, 2023	11,582	$ 0	0	0	12,123	(541)
Beginning balance (in shares) at Dec. 31, 2023		0
Beginning balance at Dec. 31, 2023	11,666	$ 0	0	0	12,003	(337)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	448			211	237
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	94					94
Defined benefit pension	20					20
Cash flow hedging	(10)					(10)
Total other comprehensive income (loss), net of tax	104					104
Net transfers to 3M	(9,107)				(8,575)	(532)
Stock-based compensation	83		83		0
Common stock for tax withholding obligations	(2)		(2)
Issuance of common stock in connection with Spin-Off and reclassification of net parent investment (in shares)		173,000,000
Issuance of common stock in connection with Spin-Off and reclassification of net parent investment	0	$ 2	3,663		(3,665)
Ending balance (in shares) at Sep. 30, 2024		173,000,000
Ending balance at Sep. 30, 2024	3,192	$ 2	3,744	211	0	(765)
Beginning balance (in shares) at Jun. 30, 2024		173,000,000
Beginning balance at Jun. 30, 2024	2,867	$ 2	3,719	89	0	(943)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	122			122	0
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	179					179
Defined benefit pension	10					10
Cash flow hedging	(11)					(11)
Total other comprehensive income (loss), net of tax	178					178
Net transfers to 3M	0				0
Stock-based compensation	27		27
Common stock for tax withholding obligations	(2)		(2)
Ending balance (in shares) at Sep. 30, 2024		173,000,000
Ending balance at Sep. 30, 2024	$ 3,192	$ 2	$ 3,744	$ 211	$ 0	$ (765)